Income Tax (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Profit before tax threshold limit subject to lower tax rate (in Dollars) | $		$ 2,000
Profits taxed	16.50%	16.50%
Corporate income tax	15.00%	15.00%
Taxable income (in Yuan Renminbi) | ¥	¥ 1.0
Corporate income tax, percentage	20.00%	20.00%
Percentage of income tax rate	5.00%	5.00%
Yunnan Zhongchuang Education Tutorial Academy [Member]
Income Tax [Line Items]
Income tax rate percentage	15.00%	15.00%
[Hong Kong [Member]
Income Tax [Line Items]
Statutory tax rate	16.50%	16.50%
Current tax rate percentage	8.25%	8.25%
China [Member]
Income Tax [Line Items]
Income tax rate percentage	25.00%	25.00%
EIT [Member]
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%
Local Tax Authority [Member]
Income Tax [Line Items]
Statutory tax rate				25.00%
PRC [Member]
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%